Warrant liability (Schedule of detailed information about warrants and broker warrants activity) (Details) - Warrants [Member]	12 Months Ended
Oct. 31, 2024 USD ($) share $ / shares
Number of warrants
Number of warrants - Issued in private placement | share	20,762,220
Number of warrants - Issued for debt settlement | share	1,333,333
Number of warrants outstanding - end of year | share	22,095,553
Grant date Fair value
Grant date Fair value - Issued in a private placement	$ 192,300
Grant date Fair value - Issued for debt settlement	69,304
Grant date Fair value - end of period	261,604
Fair value as at year end
Fair value - beginning of year	0
Fair value as at year end - Issued in a private placement	1,021,991
Fair value as at year end - Issued for debt settlement	66,006
Fair value - end of period	$ 1,087,997
Weighted Average Exercise Price [Abstract]
Weighted average exercise price - Issued in a private placement | $ / shares	$ 0.04
Weighted average exercise price - Issued for debt settlement | $ / shares	0.04
Weighted average exercise price - outstanding end of period | $ / shares	$ 0.04